Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
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Classification of Financial Assets and Liabilities	The following table summarizes the classification of the Company’s financial assets and liabilities:

		December 31	December 31
(in thousands)	Note	2023	2022

Financial assets

Financial assets mandatorily measured at FVTNE 1

Cash and cash equivalents	22	$546,527	$696,089

Trade receivables from provisional concentrate sales, net of fair value adjustment	6, 11	5,360	2,516

Long-term investments - warrants held		652	560

Investments in equity instruments designated at FVTOCI 1

Long-term investments - common shares held	16	246,026	255,535

Financial assets measured at amortized cost

Trade receivables from sales of cobalt	11	3,975	6,642

Refundable deposit - 777 PMPA	25	8,717	8,073

Other accounts receivable		743	1,029

Total financial assets		$812,000	$970,444

Financial liabilities

Financial liabilities at amortized cost

Accounts payable and accrued liabilities		$13,458	$12,570

Lease liabilities	17.2	6,229	1,970

Total financial liabilities		$19,687	$14,540

1)	FVTNE refers to Fair Value Through Net Earnings, FVTOCI refers to Fair Value Through Other Comprehensive Income

Maximum Exposure to Credit Risk Related to Financial Assets
The Company’s maximum exposure to credit risk related to its financial assets is as follows:

		December 31	December 31
(in thousands)	Note	2023	2022

Cash and cash equivalents	22	$546,527	$696,089

Trade receivables from provisional concentrate sales, net of fair value adjustment	11	5,360	2,516

Trade receivables from sales of cobalt	11	3,975	6,642

Refundable Deposit - 777 PMPA	25	8,717	8,073

Other accounts receivables	11	743	1,029

Maximum exposure to credit risk related to financial assets		$565,322	$714,349

Timing Associated with Remaining Contractual Payments Relating to Financial Liabilities
The table includes both interest and principal cash flows, where applicable.

			As at December 31, 2023

(in thousands)	2024	2025 - 2026	2027 - 2028	After 2028	Total

Accounts payable and accrued liabilities	$13,458	$-	$-	$-	$13,458

Performance share units 1	12,013	9,113	-	-	21,126

Total	$25,471	$9,113	$-	$-	$34,584

1)	See Note 20.1 for estimated value per PSU at maturity and anticipated performance factor at maturity.

Summary of Carrying Amounts of Canadian Dollar Denominated Monetary Assets and Monetary Liabilities	The carrying amounts of the Company’s Canadian dollar denominated monetary assets and monetary liabilities at the end of the reporting period are as follows:

	December 31	December 31
(in thousands)	2023	2022

Monetary assets

Cash and cash equivalents	$1,729	$311

Accounts receivable	112	739

Long-term investments - common shares held	77,770	60,443

Long-term investments - warrants held	652	560

Other long-term assets	7,898	3,308

Total Canadian dollar denominated monetary assets	$88,161	$65,361

Monetary liabilities

Accounts payable and accrued liabilities	$9,080	$8,180

Performance share units	17,303	16,971

Lease liability	5,892	1,315

Pension liability	4,624	3,524

Total Canadian dollar denominated monetary liabilities	$36,899	$29,990

Summary of Sensitivity to 10% Increase or Decrease in Canadian Dollar
The following tables detail the Company’s sensitivity to a 10% increase or decrease in the Canadian dollar relative to the United States dollar, representing the sensitivity used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in exchange rates.

	As at December 31, 2023

	Change in Canadian Dollar
(in thousands)	10% Increase	10% Decrease

Increase (decrease) in net earnings	$(2,651)	$2,651

Increase (decrease) in other comprehensive income	7,777	(7,777)

Increase (decrease) in total comprehensive income	$5,126	$(5,126)

	As at December 31, 2022

	Change in Canadian Dollar
(in thousands)	10% Increase	10% Decrease

Increase (decrease) in net earnings	$(2,507)	$2,507

Increase (decrease) in other comprehensive income	6,044	(6,044)

Increase (decrease) in total comprehensive income	$3,537	$(3,537)

Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy
The following table sets forth the Company’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by IFRS 13, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

		December 31, 2023

(in thousands)	Note	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	2 2	$546,527	$546,527	$-	$-

Trade receivables from provisional concentrate sales, net of fair value adjustment	11	5,360	-	5,360	-

Long-term investments - common shares held	1 6	246,026	246,026	-	-

Long-term investments - warrants held	1 6	652	-	652	-

		$798,565	$792,553	$6,012	$-

		December 31, 2022

(in thousands)	Note	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	2 2	$696,089	$696,089	$-	$-

Trade receivables from provisional concentrate sales, net of fair value adjustment	11	2,516	-	2,516	-

Long-term investments - common shares held	1 6	255,535	255,535	-	-

Long-term investments - warrants held	1 6	560	-	560	-

		$954,700	$951,624	$3,076	$-